Adoption of IFRS 17 'Insurance Contracts'	12 Months Ended
Dec. 31, 2024
Adoption of IFRS 17 Insurance Contracts [Abstract]
Adoption of IFRS 17 'Insurance Contracts'
52.	Adoption of IFRS 17 ‘Insurance Contracts’
The Group begins to apply IFRS 17
‘Insurance Contracts’
on accounting periods beginning on January 1, 2023. The prior year’s financial statements were retrospectively restated in accordance with the transition requirement of this Standard. This Standard replaces IFRS 4
‘Insurance Contracts’
. IFRS 17 provides new or revised requirements relating to recognition, measurement, presentation and disclosure principles of insurance contracts, reinsurance contracts and investment contracts with discretionary participation features. The Standard significantly changed the insurer’s accounting by requiring groups of insurance contracts to be measured at current estimates of future cash flows expected to occur in the performance of the contract and at risk adjustments and contractual service margins for separate non-financial
risks.

The Group applied a retrospective application as described below in accordance with IFRS 17 to insurance contracts, to the extent practicable, from the beginning date of the annual reporting period (the transition date) before its initial application date commences. The Group applied either the modified retrospective approach or the fair value approach to the insurance contracts impracticable to be applied with 1) below.

1)	To identify, recognize and measure each group of insurance contracts issued as if this Standard had always applied;

1-1)
To identify, recognize and measure any assets for insurance acquisition cash flows as if this Standard had always applied (except that an entity is not required to apply the recoverability assessment before the transition date);

2)	To derecognize any existing balances that would not exist had this Standard always applied; and

3)
To recognize all net differences arising from the initial application of this Standard as an adjustment to the retained earnings (or, if appropriate, other components of equity) at the date of initial application, without adjusting goodwill recognized from the past business combinations.

In addition, the Group changed the classification and measurement of financial instruments related to the insurance business to manage the volatility of equity arising from the market value of insurance contract liabilities according to IFRS 17. For the financial instruments, their classification and measurement changed in accordance with the transition requirement of IFRS 17, the Group prepared the statement of financial position at the date of initial application of IFRS 17 by adjusting the classification and measurement of financial assets removed between the transition date of IFRS 17 and the initial application date in order to present comparative information as if IFRS 9 had been applied to the financial instruments.
Separate account assets and liabilities from the statements of financial position and revenues or expenses in separate accounts from the statements of comprehensive income, which had been presented as one line item in accordance with the Enforcement Rules of the Insurance Business Act under IFRS 4, are combined with the Group’s general account and presented as related assets, liabilities, incomes, and expenses under IFRS 17 with the elimination of intra-group transactions between the general account and the separate account.

(a)	Significant effects in the financial statement at the transition date, January 1, 2022 under IFRS 17 are as follows:

i)	Significant effects in the financial position at the transition date, January 1, 2022 under IFRS 17 are as follows:

	Amount (A) (*1)			Amount (B) (*2)		Increase (B-A)
Assets:			Assets:
Cash and due from banks at amortized cost	~~W~~	28,453,404	Cash and due from banks at amortized cost	~~W~~	29,049,341
Financial assets at fair value through profit or loss		62,403,759	Financial assets at fair value through profit or loss		68,161,348
Securities at fair value through other comprehensive income		64,838,323	Securities at fair value through other comprehensive income		90,893,467
Securities at amortized cost		49,930,076	Securities at amortized cost		26,164,942
Loans at amortized cost		389,137,156	Loans at amortized cost		384,810,774
Other assets (*3)		53,389,467	Other assets		42,784,650

	~~W~~	648,152,185		~~W~~	641,864,522	~~W~~	(6,287,663)

Liabilities:			Liabilities:
Deposits	~~W~~	364,896,675	Deposits	~~W~~	364,874,652
Borrowing		43,167,065	Borrowing		43,167,065
Debt securities issued		80,149,362	Debt securities issued		80,149,362
Insurance contract liabilities		54,333,498	Insurance contract liabilities		53,774,915
			Reinsurance contract liabilities		281,763
			Investment contract liabilities		2,953,698
Other liabilities (*3)		56,067,163	Other liabilities		46,447,117

	~~W~~	598,613,763		~~W~~	591,648,572	~~W~~	(6,965,191)

Equity	~~W~~	49,538,422	Equity	~~W~~	50,215,950	~~W~~	677,528

(*1)
Prepared in accordance with IFRS 9 ‘financial instruments’, IFRS 4 ‘Insurance Contracts’, and Enforcement Rules of the Insurance Business Act. (Application of the overlay approach under IFRS 4 to financial assets related to insurance contracts)

(*2)	Prepared in accordance with IFRS 9 ‘financial instruments’ and IFRS 17 ‘Insurance Contracts’ (changed business model is applied to financial assets related to insurance contracts under IFRS 17)
(*3)	Other assets and other liabilities under IFRS 4 include separate account assets amounted to ~~W~~ 9,501,135 million and separate account liabilities amounted to ~~W~~ 9,834,894 million, respectively.

ii)	Classification of financial assets (derivatives excluded) on January 1, 2022 as the transition date in accordance with IFRS 17 is as follows:

	January 1, 2022
	Classification	Transition date (Jan. 1, 2022) under IFRS 4		Separate account (*1)	Policy loan excluded (*2)	Classifica- tion due to new business model	Transition date (Jan. 1, 2022) under IFRS 17
Cash and due from banks at amortized cost	Financial assets at amortized cost	 ~~W~~ 	28,453,404	595,937	—	—	29,049,341
Due from banks at fair value through profit or loss	Financial assets at fair value through profit or loss		34,262	—	—	—	34,262
Securities at fair value through profit or loss	Financial assets at fair value through profit or loss		60,686,153	6,121,716	—	(364,127)	66,443,742
Loans at fair value through profit or loss	Financial assets at fair value through profit or loss		1,683,344	—	—	—	1,683,344
Securities at fair value through other comprehensive income	Financial assets at fair value through other comprehensive income		64,838,323	2,035,462	—	24,019,681	90,893,466
Securities at amortized cost	Financial assets at amortized cost		49,930,076	—	—	(23,765,134)	26,164,942
Loans at amortized cost	Financial assets at amortized cost		389,137,156	768,256	(5,094,638)	—	384,810,774

(*1)	Consisted of the total of separate account and intercompany transactions that are eliminated.
(*2)
Policy loans, which used to be recognized as separate assets under IFRS 4
‘Insurance Contracts’
and Enforcement Rules of the Insurance Business Act., are measured as part of insurance contracts in accordance with IFRS 17.

iii)	Significant adjustments to assets, liabilities and equity under IFRS 17 on January 1, 2022 as the transition date are as follows:

	January 1, 2022
	Assets		Liabilities	Equity
Application of IFRS 4 on January 1, 2022	 ~~W~~ 	648,152,185	598,613,763	49,538,422
Elimination of carrying amount of IFRS 4 items:			—
Loans at amortized cost (policy loans)		(5,094,638)	—	(5,094,638)
Unamortized acquisition cost		(954,949)	—	(954,949)
Insurance contract liabilities		—	(61,187,386)	61,187,386
Intercompany transactions with separate account for the consolidation presentation		45,458	44,919	539
Others (*)		(161,677)	(124,117)	(37,560)
Application of IFRS 17:
Reclassification of financial assets		(109,579)	—	(109,579)
Recognition of insurance contract liabilities		—	53,774,915	(53,774,915)
Recognition of reinsurance contract liabilities		—	281,763	(281,763)
Tax effects from adjustments		(12,278)	244,715	(256,993)

Total of adjustments for transition date		(6,287,663)	(6,965,191)	677,528

Application of IFRS 17 on January 1, 2022 (the transition date)	 ~~W~~ 	641,864,522	591,648,572	50,215,950

(*)	Consisted of elimination of accounts receivable (payable) and others that are measured as part of insurance contracts under IFRS 17.

iv )
Significant adjustments to accumulated other comprehensive income (loss) and retained earnings as part of the statement of changes in equity under IFRS 17 on January 1, 2022 as the transition date are as follows:

	January 1, 2022
	Accumulated other comprehensive income (loss)		Retained earnings
Application of IFRS 4 on January 1, 2022 (the transition date)	 ~~W~~ 	(984,936)	30,541,300
Recognition of net difference from initial application of IFRS 17		(42,601)	627,174
Elimination of financial assets at fair value through profit or loss (overlay approach)		(209,645)	209,645
Reclassification of financial instruments under IFRS 17		(99,607)	(10,001)
Recognition of net insurance finance income from insurance contract assets (liabilities)		459,556	—
Tax effects from adjustments		(27,990)	(229,003)

Total of adjustments for transition date		79,713	597,815

Application of IFRS 17 on January 1, 2022 (the transition date)	 ~~W~~ 	(905,223)	31,139,115

(b)
Significant effects in the primary financial statements such as the financial position as of December 31, 2022 and comprehensive income statement for the period ended December 31, 2022 under IFRS 17 are as follows:

i)	The statement of financial position as of December 31, 2022

	Amount under IFRS 4		Adjustment for IFRS 17	Amount under IFRS 17
Assets
Cash and due from banks at amortized cost	 ~~W~~ 	29,532,235	518,605	30,050,840
Financial assets at fair value through profit or loss		56,643,669	4,864,612	61,508,281
Securities at fair value through other comprehensive income		63,661,719	21,807,442	85,469,161
Securities at amortized cost		57,971,492	(24,600,294)	33,371,198
Loans at amortized cost		412,291,511	(4,392,539)	407,898,972
Reinsurance contract assets		—	88,772	88,772
Other assets		55,783,655	(9,737,649)	46,046,006

		675,884,281	(11,451,051)	664,433,230

Liabilities
Deposits		383,010,745	(22,451)	382,988,294
Borrowings		49,279,175	—	49,279,175
Debt securities issued		77,288,783	—	77,288,783
Insurance contract liabilities		54,315,124	(8,410,351)	45,904,773
Reinsurance contract liabilities		—	62,803	62,803
Investment contract liabilities		—	2,133,586	2,133,586
Other liabilities		60,860,032	(7,507,774)	53,352,258

		624,753,859	(13,744,187)	611,009,672

Equity	 ~~W~~ 	51,130,422	2,293,136	53,423,558

ii)	The statement of comprehensive income for the period ended December 31, 2022

	Amount under IFRS 4		Adjustment for IFRS 17	Amount under IFRS 17
Operating income
Net interest income	 ~~W~~ 	12,463,681	(1,866,828)	10,596,853
Net fees and commission income		2,525,566	(112,024)	2,413,542
Net insurance income (expense)		(827,233)	1,873,457	1,046,224
Net insurance finance income		—	807,964	807,964
Other operating expenses		(8,273,935)	(685,084)	(8,959,019)

		5,888,079	17,485	5,905,564
Equity method income		121,697	—	121,697
Other non-operating income, net		339,475	(110)	339,365
Profit before income taxes		6,349,251	17,375	6,366,626
Income tax expense		(1,617,088)	5,976	(1,611,112)
Profit for the period		4,732,163	23,351	4,755,514
Other comprehensive loss for the period, net of income tax		(2,598,032)	1,592,257	(1,005,775)

Total comprehensive income for the period	 ~~W~~ 	2,134,131	1,615,608	3,749,739

iii)	The statement of cash flows for the period ended December 31, 2022

	Amount under IFRS 4		Adjustment for IFRS 17	Amount under IFRS 17
Cash flows from operating activities	 ~~W~~ 	7,592,560	(404,120)	7,188,440
Cash flows from investing activities		(11,031,456)	335,529	(10,695,927)
Cash flows from financing activities		3,394,715	—	3,394,715
Effect of exchange rate changes on cash and cash equivalents held		(57,837)	(1,118)	(58,955)
Cash and cash equivalents at the beginning of the period		24,103,443	482,230	24,585,673

Cash and cash equivalents at the end of the period	 ~~W~~ 	24,001,425	412,521	24,413,946